EQUIPMENT (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 123,305
Ending Balance	140,353	$ 123,305
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	124,866
Additions	56,436	125,143
Net exchange differences	(3,336)	(277)
Ending Balance	177,966	124,866
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,561	1,553
Additions	37,417
Net exchange differences	(1,365)	8
Ending Balance	37,613	1,561
Computer Equipment [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	123,305
Ending Balance	84,210	123,305
Computer Equipment [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	124,866
Additions		125,143
Net exchange differences	(3,043)	(277)
Ending Balance	121,823	124,866
Computer Equipment [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,561	1,553
Additions	37,417
Net exchange differences	(1,365)	8
Ending Balance	37,613	1,561
Vehicles [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Ending Balance	56,143
Vehicles [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions	56,436
Net exchange differences	(293)
Ending Balance	56,143
Vehicles [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Additions
Net exchange differences
Ending Balance